Related party transactions	6 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

34         Related party transactions

As of 31 December 2022, trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 4.37% of our issued and outstanding Class A ordinary shares and all of our issued and outstanding Class B ordinary shares, representing 95.62% of the voting power of our outstanding capital stock.